Schedule of prepaid expenses and other current assets (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Prepaid Expenses And Other Current Assets
Rental deposit	$ 242	$ 1,903	$ 238	$ 1,852	$ 1,089
VAT refundable	66	519	111	860	961
Prepayment	16	123	17	125	1,747
Income tax refundable	9	73	9	73	1,147
Other receivables	108	844	99	769	1,073
Prepaid expenses and other current assets	$ 441	$ 3,462	$ 474	$ 3,679	$ 6,017